Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 01, 2016
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Apr. 01, 2016
Document Effective Date	Apr. 01, 2016
Prospectus Date	Feb. 29, 2016
Direxion NASDAQ-100(R) Equal Weighted Index Shares | Direxion NASDAQ-100(R) Equal Weighted Index Shares
Prospectus:
Trading Symbol	QQQE